Derivative Liabilities (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Nov. 28, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 11, 2024	Jan. 25, 2024	Aug. 30, 2022
Derivative Liabilities [Line Items]
Percentage of gross revenues	2.30%
Revenue sharing payment		$ 312	$ 269	$ 40
Exercise price per share						$ 34.97	$ 183.82
Series A Warrants [Member]
Derivative Liabilities [Line Items]
Additional warrants		260,045			1,028,720
Exercise price per share		$ 34.97			$ 8.84
Additional Warrants [Member]
Derivative Liabilities [Line Items]
Additional warrants	31,039